Employee Benefit Plans (Change In Project Benefit Obligations) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year			$ 3,162	$ 3,500	$ 3,500	$ 3,307
Service cost	$ 6	$ 7	13	14	27	24	$ 23
Interest cost	32	30	64	60	121	131	134
Participant contributions
Plan amendments
Actuarial (gain) loss					(232)	201
Benefits paid					(175)	(163)
Annuity purchase					(79)
Projected benefit obligation at end of year					3,162	3,500	3,307
Accumulated benefit obligation at end of year					3,069	3,387
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year			1,006	1,198	1,198	1,116
Service cost	1	2	3	4	8	7	7
Interest cost	$ 11	$ 11	$ 22	$ 22	44	47	49
Participant contributions					19	19
Plan amendments						(78)
Actuarial (gain) loss					(196)	154
Benefits paid					(67)	(67)
Annuity purchase
Projected benefit obligation at end of year					1,006	1,198	$ 1,116
Accumulated benefit obligation at end of year